Goodwill and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Goodwill by business segment
Beginning Balance	$ 444,268		$ 444,268
Adjustments / Reallocation of goodwill	0		0
Goodwill impairment	0		0		0
Ending Balance	444,268		444,268		444,268
Summary of other intangible assets
Total other intangible assets, gross carrying amount	512,387		509,987
Total other intangible assets, accumulated amortization	(419,194)		(377,830)
Total other intangible assets, net of carrying value	93,193		132,157
Estimated amortization expense of other intangible assets
2013 (10k)	36,711
2014	20,550
2015	7,336
2016	6,854
2017	5,983
Goodwill impairment	0		0		0
Amount of core deposit intangible related to Fidelity Bank acquisition	0
Core deposit intangible [Member]
Summary of other intangible assets
Total other intangible assets, gross carrying amount	380,249		380,249
Total other intangible assets, accumulated amortization	(335,552)		(302,003)
Total other intangible assets, net of carrying value	44,697		78,246
Customer relationship [Member]
Summary of other intangible assets
Total other intangible assets, gross carrying amount	106,974		104,574
Total other intangible assets, accumulated amortization	(58,675)		(50,925)
Total other intangible assets, net of carrying value	48,299		53,649
Other [Member]
Summary of other intangible assets
Total other intangible assets, gross carrying amount	25,164		25,164
Total other intangible assets, accumulated amortization	(24,967)		(24,902)
Total other intangible assets, net of carrying value	197		262
Retail & Business Banking [Member]
Goodwill by business segment
Beginning Balance	286,824		286,824
Adjustments / Reallocation of goodwill	0		0
Ending Balance	286,824		286,824
Commercial Banking [Member]
Goodwill by business segment
Beginning Balance	22,108		16,169
Adjustments / Reallocation of goodwill	0		(5,939)
Ending Balance	22,108		22,108
AFCRE [Member]
Goodwill by business segment
Beginning Balance	0		0
Adjustments / Reallocation of goodwill	0		0
Ending Balance	0		0
RBPCG [Member]
Goodwill by business segment
Beginning Balance	93,012		98,951
Adjustments / Reallocation of goodwill	0		5,939
Ending Balance	93,012		93,012
Home Lending [Member]
Goodwill by business segment
Beginning Balance	0	[1]	0	[1]
Adjustments / Reallocation of goodwill	0	[1]	0	[1]
Ending Balance	0	[1]	0	[1]
Treasury Other [Member]
Goodwill by business segment
Beginning Balance	42,324		42,324
Adjustments / Reallocation of goodwill	0		0
Ending Balance	$ 42,324		$ 42,324

[1]	(1) As a result of the reorganization in our reported business segments, goodwill was reallocated among the business segments during the 2014 first quarter. As part of the reallocation at that time, $3.0 million was allocated to the Home Lending reporting segment. Immediately following the reallocation, impairment of $3.0 million was recorded in the Home Lending business segment. The allocation of goodwill to the Home Lending reporting segment was not practical at December 31, 2013.